18. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Related party sales	R$ 880,145	R$ 878,992	R$ 786,969
Related party purchases	(1,176,930)	(1,099,851)	(1,099,820)
Relared party finance income and costs, net	61,549	57,779	47,864
Foreign exchange and monetary variation, net		(18,398)
Related party transactions, net	(235,236)	(181,478)	(264,987)
AssociatesMember | Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Related party sales		43,250	61,684
Related party purchases		(138)	(951)
Relared party finance income and costs, net		(130)
Related party transactions, net		42,982	60,733
Arvedi Metalfer do Brasil S,A, | AssociatesMember
Disclosure of transactions between related parties [line items]
Related party sales	2,660	31,026	1,387
Relared party finance income and costs, net	1,998	2,995	2,465
Related party transactions, net	4,658	34,021	3,852
Joint Venture/Joint Operation
Disclosure of transactions between related parties [line items]
Related party sales	2,604	5,057	113,611
Related party purchases	(1,125,228)	(1,082,272)	(1,091,033)
Relared party finance income and costs, net	53,261	55,758	29,804
Related party transactions, net	(1,069,363)	(1,021,457)	(947,618)
Joint Venture/Joint Operation | Nacional Minerios S.A.
Disclosure of transactions between related parties [line items]
Related party sales			113,563
Related party purchases			(198,378)
Relared party finance income and costs, net			6,424
Related party transactions, net			(78,391)
Joint Venture/Joint Operation | Ita Energetica
Disclosure of transactions between related parties [line items]
Related party purchases	(32,275)	(32,363)
Related party transactions, net	(32,275)	(32,363)
Joint Venture/Joint Operation | MRS Logistica
Disclosure of transactions between related parties [line items]
Related party purchases	(934,279)	(903,030)	(725,710)
Related party transactions, net	(934,279)	(903,030)	(725,710)
Joint Venture/Joint Operation | CBSI - Companhia Brasileira de Servicos e Infraestrutura
Disclosure of transactions between related parties [line items]
Related party sales	55	18	48
Related party purchases	(150,758)	(138,374)	(166,945)
Related party transactions, net	(150,703)	(138,356)	(166,897)
Joint Venture/Joint Operation | Transnordestina Logistica S,A
Disclosure of transactions between related parties [line items]
Related party sales	2,549	5,039
Related party purchases	(7,916)	(8,505)
Relared party finance income and costs, net	53,261	55,758	23,380
Related party transactions, net	47,894	52,292	23,380
Other Related Parties
Disclosure of transactions between related parties [line items]
Related party sales	874,881	799,659	610,287
Related party purchases	(51,702)	(17,441)	(7,836)
Relared party finance income and costs, net	6,290	(844)	15,595
Foreign exchange and monetary variation, net		(18,398)
Related party transactions, net	829,469	762,976	618,046
Other Related Parties | Fundacao CSN
Disclosure of transactions between related parties [line items]
Related party sales	13
Related party purchases	(1,118)	(4,045)	(2,152)
Relared party finance income and costs, net			3
Related party transactions, net	(1,105)	(4,045)	(2,149)
Other Related Parties | Banco Fibra
Disclosure of transactions between related parties [line items]
Relared party finance income and costs, net	6,290	(844)	15,592
Foreign exchange and monetary variation, net		(18,398)
Related party transactions, net	6,290	(19,242)	15,592
Other Related Parties | Usiminas
Disclosure of transactions between related parties [line items]
Related party sales		17,027	12,289
Related party purchases	(427)	(6,026)	(1,230)
Related party transactions, net	(427)	11,001	11,059
Other Related Parties | Panatlantica
Disclosure of transactions between related parties [line items]
Related party sales	872,047	779,503	597,998
Related party purchases	(43,949)
Related party transactions, net	828,098	779,503	597,998
Other Related Parties | Ibis Participacoes e Servicos
Disclosure of transactions between related parties [line items]
Related party sales		47
Related party purchases	(5,915)	(7,370)	(4,324)
Related party transactions, net	(5,915)	(7,323)	(4,324)
Other Related Parties | Taquari Participacoes S,A
Disclosure of transactions between related parties [line items]
Related party purchases			(130)
Related party transactions, net			R$ (130)
Other Related Parties | Partfib Projetos Imobiliarios
Disclosure of transactions between related parties [line items]
Related party sales	2,821	3,082
Related party transactions, net	2,821	R$ 3,082
Other Related Parties | Vicunha Imoveis Ltda.
Disclosure of transactions between related parties [line items]
Related party purchases	(232)
Related party transactions, net	(232)
Other Related Parties | Vicunha Servicos Ltda.
Disclosure of transactions between related parties [line items]
Related party purchases	(61)
Related party transactions, net	R$ (61)